Apr. 10, 2017
Camelot Excalibur Small Cap Income Fund
Camelot Excalibur Small Cap Income Fund

Camelot Excalibur Small Cap Income Fund

Class A: CEXAX Class C: CEXCX Class I: CEXIX

(the “Fund”)

April 10, 2017

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus for the Fund, dated January 19, 2017.

The Camelot Excalibur Small Cap Income Fund is diversified. All references in the Summary Prospectus to the Camelot Excalibur Small Cap Income Fund being non-diversified are deleted in their entirety.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated January 19, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-226-3863 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.